UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    DECEMBER 31, 2006
                                                  ------------------

Check here if Amendment    [ ];  Amendment Number: ______
     This Amendment (Check only one.):   [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Artemis Advisors, LLC
Address:      450 Park Avenue
              New York, New York

Form 13F File Number: 28-11067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lloyd Appel
Title:        Chief Financial Officer
Phone:        917-322-7006

   Signature                       Place                   Date of Signing
/S/ LLOYD APPEL                 NEW YORK, NY               JANUARY 23, 2007
---------------                 ------------               ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
                                        -------------

Form 13F Information Table Entry Total:     46
                                        -------------

Form 13F Information Table Value Total:     241,990
                                        -------------
                                          (Thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

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


        COLUMN 1                    COLUMN 2    COLUMN 3    COLUMN 4   COLUMN 5          COLUMN 6   COLUMN 7     COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------

                                   TITLE OF                 *(1000)   SHRS OR  SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER                  CLASS        CUSIP       VALUE    PRN AMT  PRN CALL DESCRETION  MANAGERS  SOLE   SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

AEROPOSTALE                      COM           007865108    4,893     158,500  SH         SOLE                158,500    0     -
AGILENT TECHNOLOGIES INC         COM           00846u101    5,129     147,175  SH         SOLE                147,175    0     -
ALTRIA GROUP INC                 COM           02209s103   12,839     149,600  SH         SOLE                149,600    0     -
AMERICAN EXPRESS COMPANY         COM           025816109    5,867      96,700  SH         SOLE                 96,700    0     -
BARNES & NOBLE INC               COM           067774109    4,880     122,900  SH         SOLE                122,900    0     -
BERKSHIRE HATHAWAY INC           COM           084670207    7,820       2,133  SH         SOLE                  2,133    0     -
CISCO SYSTEMS INC                COM           17275r102    7,458     272,900  SH         SOLE                272,900    0     -
CITRIX SYSTEMS INC               COM           177376100    4,160     153,800  SH         SOLE                153,800    0     -
COLGATE PALMOLIVE CO             COM           194162103    3,640      55,800  SH         SOLE                 55,800    0     -
CONEXANT SYSTEMS INC             COM           207142100    5,996   2,939,450  SH         SOLE              2,939,450    0     -
DST SYSTEMS INC                  COM           233326107   11,111     177,400  SH         SOLE                177,400    0     -
ECI TELECOM LTD                  COM           268258100    4,748     548,226  SH         SOLE                548,226    0     -
ELI LILLY & CO                   COM           532457108    2,798      53,700  SH         SOLE                 53,700    0     -
FINISAR CORP                     COM           31787a101    8,538   2,643,200  SH         SOLE              2,643,200    0     -
GLAXOSMITHKLINE PLC             SPONSORED ADR  37733w105    3,896      73,840  SH         SOLE                 73,840    0     -
GLOBAL CROSSING LTD              COM           g3921a175    4,162     169,550  SH         SOLE                169,550    0     -
H J HEINZ CO                     COM           423074103    7,566     168,100  SH         SOLE                168,100    0     -
HANESBRANDS INC                  COM           410345102    3,423     144,900  SH         SOLE                144,900    0     -
ISHARESTRUST 20+YR
  TREASURY INDEX FUND            COM           464287432    2,043      23,100  SH         SOLE                 23,100    0     -
JDS UNIPHASE CORP COM            COM           46612j101    2,571     154,336  SH         SOLE                154,336    0     -
KELLOGG CO                       COM           487836108    6,012     120,100  SH         SOLE                120,100    0     -
LIBERTY GLOBAL INC CLASS A       COM           530555101    7,296     250,300  SH         SOLE                250,300    0     -
LIBERTY GLOBAL INC SERIES C      COM           530555309    2,999     107,100  SH         SOLE                107,100    0     -
LIBERTY MEDIA HOLDING
  CORPORATION                    COM           53071m302   12,483     127,400  SH         SOLE                127,400    0     -
LINCOLN NATIONAL CORP            COM           534187109    7,377     111,100  SH         SOLE                111,100    0     -
M & T BANK CORP                  COM           55261f104    3,457      28,300  SH         SOLE                 28,300    0     -
MCDERMOTT INTERNATIONAL INC      COM           580037109    6,251     122,900  SH         SOLE                122,900    0     -
METLIFE INC                      COM           59156r108    7,459     126,400  SH         SOLE                126,400    0     -
MICROSOFT CORP                   COM           594918104    8,613     288,435  SH         SOLE                288,435    0     -
NTL INCORPORATED                 COM           62941w101    2,471      97,900  SH         SOLE                 97,900    0     -
PRINCIPAL FINANCIAL GROUP INC    COM           74251v102    5,635      96,000  SH         SOLE                 96,000    0     -
PRUDENTIAL FINANCIAL INC         COM           744320102    4,971      57,900  SH         SOLE                 57,900    0     -
RACKABLE SYSTEMS INC             COM           750077109    6,668     215,300  SH         SOLE                215,300    0     -
SANOFI AVENTIS                  SPONSORED ADR  80105n105    2,498      54,100  SH         SOLE                 54,100    0     -
SMURFIT-STONE CONTAINER CORP     COM           832727101    2,282     216,100  SH         SOLE                216,100    0     -
STANDARD & POORS DEPOSITARY
  RECEIPTS                       COM           78462f103    9,233      65,161  SH         SOLE                 65,161    0     -
SUPERVALU INC                    COM           868536103    9,488     265,400  SH         SOLE                265,400    0     -
VODAFONE GROUP PLC              SPONSORED ADR  92857w209      711      25,593  SH         SOLE                 25,593    0     -
WEYERHAEUSER CO                  COM           962166104    9,340     132,200  SH         SOLE                132,200    0     -
WYETH COM                        COM           983024100    7,035     138,150  SH         SOLE                138,150    0     -
AMERICAN INTERNATIONAL
  GROUP INC                      COM           026874107      658       9,187  SH         SOLE                  9,187    0     -
CINCINNATI BELL                  COM           171871106       75      16,500  SH         SOLE                 16,500    0     -
HSBC HOLDINGS PLC               SPONSORED ADR  404280406    4,424      48,266  SH         SOLE                 48,266    0     -
METRO ONE
  TELECOMMUNICATIONS INC         COM           59163f105       50      19,375  SH         SOLE                 19,375    0     -
MOTOROLA INC                     COM           620076109      856      41,646  SH         SOLE                 41,646    0     -
NORTEL NETWORKS CORP             COM           656568508      112       4,181  SH         SOLE                  4,181    0     -
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